Registration No. 333-186810

File No. 811-22806

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 8	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 10	☒

Oppenheimer Main Street Small Cap Fund

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of September, 2017.

Oppenheimer Main Street Small Cap Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Robert J. Malone* Robert J. Malone	Chairman of the Board of Trustees	September 13, 2017

Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	September 13, 2017

Brian S. Petersen* Brian S. Petersen	Treasurer, Principal Financial & Accounting Officer	September 13, 2017

Andrew J. Donohue* Andrew J. Donohue	Trustee	September 13, 2017

Jon S. Fossel* Jon S. Fossel	Trustee	September 13, 2017

Richard F. Grabish* Richard F. Grabish	Trustee	September 13, 2017

Beverly L. Hamilton* Beverly L. Hamilton	Trustee	September 13, 2017

Victoria J. Herget* Victoria J. Herget	Trustee	September 13, 2017

F. William Marshall, Jr.* F. William Marshall, Jr.	Trustee	September 13, 2017

Karen L. Stuckey* Karen L. Stuckey	Trustee	September 13, 2017

James D. Vaughn* James D. Vaughn	Trustee	September 13, 2017

*By:	/s/ Taylor V. Edwards Taylor V. Edwards, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document